Subsequent Events Level 4 (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Event [Line Items]
Net income (loss)	$ 10,412	$ 1,300	$ 23,500	$ 15,047	$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Weighted average number of common shares for basic net income (loss) per common share	43,229			29,700								40,415	29,700
Incremental effect of dilutive common stock equivalents	4			0								2	0
Weighted average number of common shares for diluted net income (loss) per common share	43,233			29,700								40,417	29,700
Net income (loss) per common share, Basic	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Net income (loss) per common share, Diluted	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Subsequent Event [Member]
Subsequent Event [Line Items]
Net income (loss)														$ 41,496	$ (46,363)	$ (33,297)
Weighted average number of common shares for basic net income (loss) per common share														29,700	29,700	29,700
Incremental effect of dilutive common stock equivalents														0	0	0
Weighted average number of common shares for diluted net income (loss) per common share														29,700	29,700	29,700
Net income (loss) per common share, Basic														$ 1.40	$ (1.56)	$ (1.12)
Net income (loss) per common share, Diluted														$ 1.40	$ (1.56)	$ (1.12)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.